Vessel Operating Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Vessel Operating Costs
Crew costs	$ 35,764	$ 36,617		$ 30,673
Technical maintenance expenses	15,321	14,985		14,879
Other operating expenses	17,640	19,767		17,524
Total	$ 68,725	$ 71,369	[1]	$ 63,076	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).